Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories
(2)	Inventories

Inventories consist of the following:

(in thousands)	September 30, 2017	December 31, 2016
Raw materials	$328	$346
Work-in-process	660	214
Finished goods	176	100

Total inventories	$1,164	$660

(4)	Inventories
Inventories consist of:

	December 31,	December 31,
(in thousands)	2016	2015
Raw materials	$346	$360
Work-in-process	214	251
Finished goods	100	146

Total Inventory	$660	$757